CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY		USD ($)	CNY (¥)	IPO [Member] CNY (¥)	Ordinary Shares [Member] USD ($) shares	Ordinary Shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] IPO [Member] CNY (¥)	Share Subscription Receivable [Member] USD ($)	Share Subscription Receivable [Member] CNY (¥)	Accumulated Deficit [Member] USD ($)	Accumulated Deficit [Member] CNY (¥)	Accumulated Other Comprehensive (Loss)/Income [Member] USD ($)	Accumulated Other Comprehensive (Loss)/Income [Member] CNY (¥)
Beginning Balance ( Shares) at Jun. 30, 2022 | shares	[1]				20,000,000	20,000,000
Beginning Balance at Jun. 30, 2022			¥ 36,589,763			¥ 12,720		¥ 52,182,341			¥ (12,720)		¥ (15,592,324)		¥ (254)
Share-based compensation	[2]		12,880,986					12,880,986
Net Income (Loss)			(17,630,834)										(17,630,834)
Foreign currency translation			20,469												20,469
Ending Balance (Shares) at Jun. 30, 2023 | shares	[1]				20,000,000	20,000,000
Ending Balance at Jun. 30, 2023			31,860,384			¥ 12,720		65,063,327			(12,720)		(33,223,158)		20,215
Net Income (Loss)			(4,055,592)										(4,055,592)
Foreign currency translation			2,945												2,945
Ending Balance (Shares) at Jun. 30, 2024 | shares	[1]				20,000,000	20,000,000
Ending Balance at Jun. 30, 2024			27,807,737			¥ 12,720		65,063,327			(12,720)		(37,278,750)		23,160
Net Income (Loss)		$ (1,742,567)	(12,483,047)										(12,483,047)
Foreign currency translation		(110,199)	(789,425)												(789,425)
Issuance of ordinary shares upon the completion of the initial public offering ("IPO"), net of issuance cost (Shares) | shares	[1]				2,000,000	2,000,000
Issuance of ordinary shares upon the completion of the initial public offering ("IPO"), net of issuance cost			48,988,624			¥ 1,457		48,987,167
Issuance of warrants to the representative underwriter of IPO				¥ 1,660,016					¥ 1,660,016
Ending Balance (Shares) at Jun. 30, 2025 | shares	[1]				22,000,000	22,000,000
Ending Balance at Jun. 30, 2025		$ 7,932,127	¥ 56,822,587		$ 1,979	¥ 14,177	$ 14,985,369	107,349,192		$ (1,776)	¥ (12,720)	$ (6,946,479)	¥ (49,761,797)	$ (106,966)	¥ (766,265)
Deferred offering cost incurred for IPO				¥ (8,361,318)				¥ (8,361,318)

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization.
[2]	2022 Equity Incentive Plan was cancelled on June 12, 2023, and all remaining unrecognized compensation cost were recognized on the cancellation date. (Note 8)